Investments in associates and joint venture - Summary of Changes in this caption (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates and joint venture
As of January 1,	$ 1,520,977	$ 1,422,295
Net share in profit of associates and joint venture	152,225	176,270	$ 240,450
Equity contributions granted and paid	0	1,677
Dividends declared and collected by associates	(147,286)	(79,140)
Unrealized results on investments	3	(101)
Translation adjustments and other	1,204	(24)
As of December 31,	$ 1,527,123	$ 1,520,977	$ 1,422,295